TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (1,605)	$ (1,482)	$ (1,484)
Foreign	(3,600)	2,386	6,515
Income (loss) before income taxes	$ (5,205)	$ 904	$ 5,031